Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Significant accounting policies

2. Significant accounting policies

The principal Group accounting policies are summarized below.

2.1         Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Group’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis. The accounting policies described in Note 2 to our consolidated financial statements have been applied in preparing the consolidated financial statements as of and for the year ended December 31, 2017 and for the comparative information as of and for the years ended December 31, 2016 and 2015.

The preparation of consolidated financial statements in conformity with IFRS, issued by the IASB, requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.

The principal accounting policies applied in the preparation of the above financial statements are set out below. All amounts are presented in thousands of euro, unless otherwise indicated, rounded to the nearest € ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on February 27, 2018.

2.2         Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

• has power over the investee;

• is exposed, or has rights, to variable returns from its involvement with the investee; and

• has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of thesubsidiary. Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statement of profit and loss and other comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non‑controlling interests even if this results in the non‑controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra‑group transactions, balances, income and expenses are eliminated in full on consolidation.

2.3         Foreign currency transactions

Functional and presentation currency

The financial statements are presented in euro (€), which is the Group’s presentation currency and the Company’s functional currency.

Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the statement of profit and loss and other comprehensive income. Non‑monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

Financial statements of foreign entities

For foreign entities using a different functional currency than the euro:

•	Non-monetary assets and liabilities are converted to the euro at the historical exchange rate at the date of the transaction.
•	Monetary assets and liabilities are converted to the euro using the exchange rate on the reporting date.
•	Income statements are converted to the euro at the annual average exchange rate.
•	Equity items are converted to the euro at the historical exchange rate for the date of the transaction.

Translation differences resulting from the conversion of equity into euro using the rate at the end of the reporting period are recognized as translation differences under equity. Translation differences remain in equity up to the disposal of the company. In case of disposal, the deferred cumulative amount included in equity is included in the results for the foreign activity in question.

2.4         Intangible assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight‑line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Intangible assets related to software are amortized over 3 years.

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally‑generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•	the intention to complete the intangible asset and use or sell it;
•	the ability to use or sell the intangible asset;
•	how the intangible asset will generate probable future economic benefits;
•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
•	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally‑generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally‑generated intangible asset can be recognized, development expenditures are recognized in the statement of profit and loss and other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized. The Company currently does not own products that have been approved by the relevant healthcare authorities. As such, research expenditures not satisfying the above criteria and expenditures in the research phase of internal projects are recognized in the statement of profit and loss and other comprehensive income as they are incurred.

Subsequent to initial recognition, internally‑generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

An intangible asset is derecognized either on disposal or when no future economic benefits are expected from its use. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

2.5         Property, plant and equipment

Items of property, plant and equipment held for use in the production or supply of goods or services, or for administrative purposes, are stated in the statement of financial position at their cost, less accumulated depreciation and accumulated impairment losses.

The cost comprises the initial purchase price plus other direct purchase costs (such as non‑refundable tax and transport).

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets (other than freehold land and properties under construction) less their residual values over their useful lives, using the straight‑line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

•	Office and lab equipment: 3–5 years
•	IT equipment: 3 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

2.6         Leases

Operating lease payments are recognized as an expense on a straight‑line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight‑line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

2.7         Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash‑generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash‑generating units, or otherwise they are allocated to the smallest group of cash‑generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash‑generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash‑generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or a cash‑generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash‑generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

2.8         Financial assets

Financial assets are classified into the following specified categories: financial assets ‘at fair value through profit or loss’ (FVTPL), ‘held-to-maturity’ investments, ‘available-for-sale’ (AFS) financial assets and ‘loans and receivables.’ The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. Management determines the classification at the time of the purchase and re‑evaluates such designation at each subsequent balance sheet date.

Purchase and sale of financial assets are recognized on the settlement date, which is the date an asset is delivered to or by the Group. The cost of financial assets includes transaction costs.

The carrying amounts of all financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount is impaired. If objective evidence exists that a financial asset or group of financial assets is impaired, the amount of the impairment loss is calculated as the difference between the carrying amount of the financial asset and the present value of estimated future cash flows, discounted at the original effective interest rate (i.e., the effective interest rate computed at initial recognition of these financial assets). The resulting impairment loss is immediately recognized in net finance costs.

An impairment loss on financial assets is reversed if, in a subsequent period, the amount of the impairment loss decreased and this decrease can be related objectively to an event occurring after the impairment loss was recognized. Such reversal is immediately recognized in net finance costs.

2.9         Trade and other receivables

Trade and other receivables are initially recognized at fair value and are subsequently carried at amortized cost using the effective interest method. A provision for impairment of trade and other receivables is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables.

2.10       Research and development incentive receivables

Since the Company carries out extensive research and development activities, it benefits from various research and development incentives from certain governmental agencies. These research and development incentives generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company and are credited to the consolidated statement of profit and loss and other comprehensive income, in other operating income, when there is reasonable assurance that the research and development incentives are receivable.

Non‑current research and development incentives receivables are discounted over the period until maturity date according to the appropriate discount rates.

2.11       Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short term highly liquid investments with original maturities of three months or less and with an insignificant risk of changes in value. Bank overdrafts, if any, are shown within borrowings in current liabilities on the statement of financial position.

Cash balances that are not available for use by the Company are presented as “Restricted cash” in the statement of financial position.

For the purpose of the statements of cash flows, cash and cash equivalents includes cash on hand and deposits held at call or short term maturity with banks (three months or less with insignificant risk of changes in value).

2.12       Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Where the Company purchases treasury shares, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects is included in equity attributable to the Company’s equity holders.

The Company has never distributed any dividends to its shareholders. As of 31 December 2017, no profits were available for distribution.

2.13       Trade payables

Payables after and within one year are measured at amortized cost, i.e., at the net present value of the payable amount. Unless the impact of discounting is material, the nominal value is recognized.

2.14       Financial liabilities

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Financial liabilities are classified as either “financial liabilities at fair value through profit or loss” or “other financial liabilities”.

2.15       Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is reasonably certain that reimbursement will be received and the amount of the receivable can be measured reliably.

2.16       Retirement benefits

The Company offers a post‑employment, death, disability and healthcare benefit scheme. All employees have access to these schemes. The death, disability and healthcare benefits granted to employees of the Company are covered by an external insurance company, where premiums are paid annually and charged to the income statement as they were incurred.

The post‑employment pension plan granted to employees of the Company is a defined contribution plan under Belgian Law.

Under defined contribution plans, the Company pays contributions based on salaries to organizations responsible for paying out pensions and social security benefits, in accordance with the laws and agreements applicable in each country.

The Belgian defined contribution pension plans are by law subject to minimum guaranteed rates of return, historically 3.25% on employer contributions and 3.75% on employee contributions. These rates have been modified by the law of December 18, 2015 and effective for contribution paid as from 2016 to a new variable minimum return based on the OLO (‘Obligation Lineaire Obligaties’—Belgian Government Bond) rates, with a minimum of 1.75% and a maximum of 3.75%.

Hence, those plans classify as defined benefit plans. Until year‑end 2015, the net liability recognized in the statement of financial position was based on the sum of the positive differences, determined by individual plan participant, between the minimum guaranteed reserves and the accumulated contributions based on the actual rates of return at the closing date. From 2016 onwards, these plans are accounted for as defined benefit plans (see note 4.13).

The liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of plan assets. An independent actuary calculates the defined benefit obligation based on factors such as age, years of service and compensation (projected unit credit method). The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high‑quality corporate bonds denominated in the currency in which the benefits will be paid and with terms to maturity that approximate the term when the related liability is due. Current service costs are recognized in personnel expenses and reflect the increase in the defined benefit obligation resulting from employee service in the current year. Past service costs are recognized immediately in personnel expenses. The net interest expense on the defined benefit liability is determined by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the then net defined benefit liability. Net interest expense is recognized in personnel expenses. Remeasurement gains and losses of the defined benefit obligation arising from experience adjustments and changes in actuarial assumptions are recognized immediately in other comprehensive income.

2.17       Short‑term employee benefits

Short‑term employee benefits include salaries and social security taxes, paid vacation and bonuses. They are recognized as expenses for the period in which employees perform the corresponding services. Outstanding payments at the end of the period are shown as other current liabilities.

2.18       Share‑based payments

Equity‑settled share‑based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Details regarding the determination of the fair value of equity‑settled share‑based transactions are set out in note 4.12.

The fair value determined at the grant date of the equity‑settled share‑based payments is expensed on a straight‑line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity‑settled share‑based payment reserve.

Where the terms of equity‑settled share‑based payments are modified, the minimum expense recognized is the expense that would have been recognized if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share‑based payments, or is otherwise beneficial to the employee as measured at the date of modification.

2.19       Deferred revenue

Deferred revenue relates to cash received from commercial partnerships prior to completion of the earnings process. These payments are recognized as revenue over the estimated duration of the Company’s involvement in the research and development programs provided for under the terms of the agreements.

Government grants whose primary condition is that the Company should purchase, construct or otherwise acquire non‑current assets are also recognized as deferred revenue in the statement of financial position.

2.20       Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the statement of profit and loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit (e.g. differences between carrying amounts under IFRS and the statutory tax basis). Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and deferred tax liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and if they relate to income taxes imposed by the same authority on the same taxable entity or in different tax entities that intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously.

2.21       Revenue and other operating income recognition

The Group generates revenue from collaborations and strategic alliances.

Revenue is recognized when it is probable that future economic benefits will flow to the group and these benefits can be measured reliably. Further, revenue recognition requires that all significant risks and rewards of ownership of the goods included in the transaction have been transferred to the buyer or when the related services are performed and specific criteria have been met for each of the Group’s activities as described below.

Collaborations

Collaborations typically include upfront payments, milestone payments, research and development service fees and may involve multiple elements. The Group evaluates whether the elements under these arrangements have value to its collaboration partner or client on a stand‑alone basis. If the Group determines that multiple deliverables exist, the consideration is allocated to one or more units of accounting based upon the best estimate of the selling price of each deliverable. Deliverables that do not meet these criteria are not evaluated separately for the purpose of revenue recognition.

The Group receives upfront, milestone and other similar payments related to the sale of services or out‑licensing of products from these collaborations and strategic alliances.

The revenue recognition policies can be summarized as follows:

Upfront payments

Upfront payments, for which there are subsequent deliverables, are initially reported as deferred revenue and are recognized as revenue when earned over the period of the development collaboration or the manufacturing obligation. Upfront payments also include license fees received upfront.

Deferred revenue reflects the part of revenue that has not been recognized as income immediately upon receipt of payment and which relates to agreements with multiple components which cannot be separated. Deferred revenue is measured at nominal value.

Milestone payments

Revenue associated with performance milestones is recognized based upon the achievement of the milestone event if the event is substantive, objectively determinable and represents an important point in the development life cycle of the product.

Research and development services fees

Research and development service fees are recognized as revenue over the life of the research agreement as the required services are provided and costs are incurred. These services are usually in the form of a defined number of full‑time equivalents (FTE) at a specified rate per FTE.

Commercial collaborations resulting in a reimbursement of research and development costs are recognized as revenue as the related costs are incurred. The corresponding research and development expenses are included in research and development expenses in the consolidated financial statements.

Grants, research and development incentives and payroll tax rebates

Because it carries out extensive research and development activities, the Group benefits from various grants, research and development incentives and payroll tax rebates from certain governmental agencies. These grants, research and development incentives and payroll tax rebates generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Group and are credited to the statement of profit and loss and other comprehensive income, under other operating income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or research and development incentives are receivable.

2.22       Earnings per share

Basic net profit / (loss) per share is computed based on the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.

Diluted net profit / (loss) per share is computed based on the weighted‑average number of ordinary shares outstanding including the dilutive effect of options. Options should be treated as dilutive, when and only when their conversion to ordinary shares would decrease net profit per share from continuing operations.

2.23       Fair value measurements

Historical cost is generally based on the fair value of the consideration given in exchange for assets.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1—	Quoted (unadjusted) market prices in active markets for identical assets or liabilities
Level 2—	Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
Level 3—	Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

2.24       Adoption of new and revised standards

New accounting policies and disclosures for 2017

The following new standards and amendments to standards are mandatory for the first time for the financial year beginning January 1, 2017:

■      Amendments to IAS 12,'Income taxes' on Recognition of deferred tax assets for unrealized losses. These amendments on the recognition of deferred tax assets for unrealized losses clarify how to account for deferred tax assets related to debt instruments measured at fair value.

■      Annual improvements 2014-2016 applicable to three standards of which changes on IFRS 1 and IAS 28 are applicable as of 1 January 2018 and changes on IFRS 12 are applicable as of 1 January 2017. These set of amendments impacts 3 standards: IFRS 1,’ First-time adoption of IFRS’, regarding the deletion of short-term exemptions for first-time adopters regarding IFRS 7, IAS 19, and IFRS 10; IFRS 12,’Disclosure of interests in other entities’ regarding clarification of the scope of the standard (these amendments should be applied retrospectively for annual periods beginning on or after 1 January 2017) and IAS 28, ‘Investments in associates and joint ventures’ regarding measuring an associate or joint venture at fair value.

New accounting policies and disclosures effective in 2018 or later

The following new standards and amendments to standards have been issued, but are not mandatory for the first time for the financial year beginning 1 January 2017 and have been endorsed by the European Union.

■      IFRS 9 ‘Financial instruments’ and subsequent amendments, effective for annual periods beginning on or after 1 January 2018. The standard addresses the classification, measurement, derecognition of financial assets and financial liabilities and general hedge accounting.

We performed a preliminary assessment evaluating the guidance to determine the potential impact on the consolidated financial statements.

Financial assets and liabilities are recognized on our statement of financial position when we become a party to the contractual provisions of the instrument. Hedging and derivatives have never been used: we do not use currency derivatives to hedge planned future cash flows, nor do we make use of forward foreign exchange contracts.

Our assessment is that the coming new standards on IFRS 9 “Financial instruments” and subsequent amendments (applicable for annual periods beginning on or after January 1, 2018) should not have a material impact on our consolidated financial statements. We plan to adopt IFRS 9 on the effective date.

■      IFRS 15 ‘Revenue from contracts with customers’ and subsequent amendments. The standard will improve comparability of the top line in financial statements globally. Companies using IFRS will be required to apply the revenue standard for annual periods beginning on or after 1 January 2018.

In 2017, the Company made an impact analysis in view of the application of IFRS 15 Revenue from Contracts with Customers, applicable for annual periods beginning on or after 1 January 2018. In accordance with IFRS 15 companies need to apply a five-step model to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met.

1.Identify the contracts

An inventory of the contracts with customers was completed. The substance of our current arrangements is that the Group is licensing its Intellectual Property, providing research and development services and in the future, selling its products to collaborative partner entities. Revenue is generated through these arrangements via upfront payments, milestone payments based on development criteria, research and development service fees on an agreed full-time equivalent (FTE) basis and future sales based milestones and sales based royalties.

2. Identify performance obligations

We have assessed that there is one single combined performance obligation for certain arrangements in our material ongoing license and collaboration arrangements under the new standards of IFRS 15, being the transfer of a license combined with performance of research and development services.

This is because we consider that the license has no stand-alone value without the Group being further involved in the research and development collaboration and that there is interdependence between the license and the research and development services to be provided. We estimate that the Group’s activities during the collaboration are going to significantly add to Intellectual Property and thereby the value of the programs.

3. Determine the transaction price

We have analyzed the transaction prices of our material ongoing license and collaboration arrangements currently composed of upfront payments, milestone payments and research and development service fees being delivered. Sales based milestones and sales based royalties are part of certain of our arrangements but are not yet included in our revenues as our most advanced license and collaboration arrangement is still in the development phase. As prescribed under IFRS 15 transaction price needs to be re-assessed at each reporting period.

4. Allocate the transaction price

In principle, an entity shall allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price. However, the transaction price of certain of our arrangements is allocated to a single combined performance obligation since the transfer of a license is considered to be combined with performance of research and development services.

Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single combined performance obligation.

5. Recognize revenue

Revenue from certain arrangements is recognized as the Group satisfies a combined performance obligation.

The Company recognizes upfront payments and milestone payments, allocated to a combined performance obligation over the estimated service period based on a pattern that reflects the transfer of the services. The revenues recognized would reflect the level of service each period. In this case, the Group would use an output model that considers estimates of the percentage of total research and development service costs that are completed each period compared to the total estimated services costs (% of completion method).

Research and development service fees are recognized as revenues when costs are incurred and agreed by the parties as the Group is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

Assessment of the impact of IFRS 15

The Company plans to adopt IFRS 15 on January 1, 2018 using a modified retrospective approach. Based on the company’s assessment of all contracts, potential performance obligations, and potential allocation of the revenue, the Group estimates the impact of IFRS 15 on its consolidated financial statements as follows:

-	there is no impact on the pattern and timing of revenue recognition for upfront payments and research and development service fees,
-

the pattern and timing of revenue recognition of milestone payments is different: milestone payments were previously recognized based on upon the achievement of the milestone event, whereas under IFRS 15, the milestone payment is linked to a combined performance obligation over the estimated service period,

-	as a result, the accumulated losses and deferred revenue will increase by €2.7 million at the opening balance sheet date of January 1, 2018.

■      IFRS 16 ’Leases’ (effective 1 January 2019). This standard replaces the current guidance in IAS 17 and is a far-reaching change in accounting by lessees in particular. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 requires lessees to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts. For lessors, the accounting stays almost the same. However, as the IASB has updated the guidance on the definition of a lease (as well as the guidance on the combination and separation of contracts), lessors will also be affected by the new standard. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

We know that this new coming standard will have an impact on our consolidated financial statements in 2019 and we are currently evaluating the guidance to determine this impact. We plan to adopt IFRS 16 on the effective date.

■      Amendments to IFRS 2: Share-based payments (effective 1 January 2018): The amendment clarifies the measurement basis for cash-settled payments and the accounting for modifications that change an award from cash settled to equity settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay the amount to the tax authorities.

These amendments will not have any material impact on our consolidated financial statements.

■      IFRIC 22,’ Foreign currency transactions and advance consideration (effective 1 January 2018): ’This IFRIC addresses foreign currency transactions or parts of transactions where there is consideration that is denominated or priced in a foreign currency. The interpretation provides guidance for when a single payment/receipt is made as well as for situations where multiple payments/receipts are made. The guidance aims to reduce diversity in practice.

This standard will not have any material impact on our consolidated financial statements.

■      IFRIC 23, ‘Uncertainty over income tax treatments’ (effective 1 January 2019). This interpretation clarifies the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

We are currently evaluating the guidance to determine the impact on our consolidated financial statements in 2019. We plan to adopt IFRIC 23 on the effective date.

2.25       Segment reporting

Segment results include revenue and expenses directly attributable to a segment and the relevant portion of revenue and expenses that can be allocated on a reasonable basis to a segment. Segment assets and liabilities comprise those operating assets and liabilities that are directly attributable to the segment or can be allocated to the segment on a reasonable basis. Segment assets and liabilities do not include income tax items. The Group manages its activities and operates as one business unit which is reflected in its organizational structure and internal reporting. The Group does not distinguish in its internal reporting different segments, neither business nor geographical segments. The chief operating decision‑maker is the Board of Directors.